Submission	Apr. 23, 2026
Submission [Line Items]
Central Index Key	0001851491
Registrant Name	AMASS BRANDS
Registration File Number	333-294941
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES